UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           The Reconnaissance Fund LP
Address:                        P.O. Box 1180
                                Avon, Connecticut 06001


13F File Number: 028-05187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Willaim J. Newman
Title:                          Manager
Phone:                          (860) 409-0600
Signature, Place, and Date of Signing:

     /s/ William J. Newman      Avon, Connecticut              11/10/2000
         (Signature)              (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager    0

Form 13F Information Table Entry    23

Form 13F Information Table Value    $93446

List of Other Included Managers:    NONE

                                                              FORM 13F-HR
                                                         qtr ending 9/30/00

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS       OTC            111621108         8260         35000 SH           x                     35000
ARIBA CORP                   OTC            04033V104         6805         47500 SH           x                     47500
SUN MICROSYSTEMS             OTC            866810104         5837         50000 SH           x                     50000
PE CORP-PE BIOSYSTEMS GROUP  COMMON         69332S102         5708         49000 SH           x                     49000
ADOBE SYSTEMS INC            OTC            00724F101         6210         40000 SH           x                     40000
GENENTECH INC                COMMON         368710406         4642         25000 SH           x                     25000
AMGEN                        OTC            031162100         4539         65000 SH           x                     65000
SIEBEL SYSTEMS               OTC            826170102         4452         40000 SH           x                     40000
BALLARD POWER SYS            OTC            05858H104         4371         40000 SH           x                     40000
EMC CORP                     COMMON         268648102         3965         40000 SH           x                     40000
DUKE ENERGY                  COMMON         264399106         3944         46000 SH           x                     46000
COMMERCE ONE                 OTC            200693109         3925         50000 SH           x                     50000
MEDIMMUNE INC                OTC            584699102         3862         50000 SH           x                     50000
COASTAL CORP                 COMMON         190441105         3706         50000 SH           x                     50000
ALZA CORP                    COMMON         022615108         3460         40000 SH           x                     40000
INTL RECTIFIER CORP          COMMON         460254105         3282         65000 SH           x                     65000
SDL INC                      OTC            784076101         3093         10000 SH           x                     10000
NORTHROP GRUMANN             COMMON         666807102         3090         34000 SH           x                     34000
PE CORP-CELERA GENOMICS GRP  COMMON         69332S102         2989         30000 SH           x                     30000
DYNEGY INC                   COMMON         26816Q101         2850         50000 SH           x                     50000
MITCHELL ENERGY              COMMON         606592202         1865         40000 SH           x                     40000
ASTROPOWER                   OTC            04644A101         1585         40000 SH           x                     40000
H POWER                      OTC            40427A108         1003         30000 SH           x                     30000
                             Total                           93446